Other Receivables - Schedule of Other Receivables (Details)		Jun. 30, 2025 USD ($)	Jun. 30, 2025 AED (د.إ)	Dec. 31, 2024 AED (د.إ)
Schedule Of Other Receivables Abstract
Bank guarantee		$ 25,654	د.إ 94,200	د.إ 94,200
Prepayments	[1]	121,456	445,987	262,701
Other deposits		44,132	162,051	286,823
VAT receivable		87,520	321,372	216,766
Other		5,029	18,471	11,590
Total		$ 283,791	د.إ 1,042,081	د.إ 872,080

[1]	Prepayments